Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$276,205.26

Principal:
Principal Collections	$5,147,948.49
Prepayments in Full	$1,896,743.07
Liquidation Proceeds	$59,003.94
Recoveries	$23,050.01
Sub Total	$7,126,745.51
Collections	$7,402,950.77

Purchase Amounts:
Purchase Amounts Related to Principal	$179,444.02
Purchase Amounts Related to Interest	$748.54
Sub Total	$180,192.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$7,583,143.33

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$7,583,143.33
Servicing Fee	$60,664.80	$60,664.80	$0.00	$0.00	$7,522,478.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$7,522,478.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$7,522,478.53
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$7,522,478.53
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$7,522,478.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,522,478.53
Interest - Class B Notes	$58,620.76	$58,620.76	$0.00	$0.00	$7,463,857.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,463,857.77
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$7,406,434.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,406,434.44
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$7,334,209.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$7,334,209.44
Regular Principal Payment	$6,592,012.75	$6,592,012.75	$0.00	$0.00	$742,196.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$742,196.69
Residuel Released to Depositor	$0.00	$742,196.69	$0.00	$0.00	$0.00
Total		$7,583,143.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$6,592,012.75
Total					$6,592,012.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$6,592,012.75	$205.68	$58,620.76	$1.83	$6,650,633.51	$207.51
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$6,592,012.75	$6.05	$188,269.09	$0.17	$6,780,281.84	$6.22

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$24,008,501.89	0.7490952	$17,416,489.14	0.5434162
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$66,808,501.89	0.0612781	$60,216,489.14	0.0552318

Pool Information
Weighted Average APR	4.618%	4.663%
Weighted Average Remaining Term	16.67	15.99
Number of Receivables Outstanding	11,839	11,294
Pool Balance	$72,797,760.68	$65,496,579.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$66,808,501.89	$60,216,489.14
Pool Factor	0.0606648	0.0545805

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$5,280,089.96
Targeted Overcollateralization Amount	$5,280,089.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,280,089.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	51

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		48	$18,042.06
(Recoveries)		112	$23,050.01
Net Losses for Current Collection Period			$(5,007.95)
Cumulative Net Losses Last Collection Period			$8,753,967.57
Cumulative Net Losses for all Collection Periods			$8,748,959.62

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.08)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	4.19%	341	$2,745,066.14
61-90 Days Delinquent	0.34%	26	$222,008.28
91-120 Days Delinquent	0.12%	8	$77,286.23
Over 120 Days Delinquent	1.21%	72	$789,365.04
Total Delinquent Receivables	5.85%	447	$3,833,725.69

Repossession Inventory:
Repossessed in the Current Collection Period		6	$70,233.73
Total Repossessed Inventory		6	$87,006.07

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.4789)%
Preceding Collection Period			(0.2596)%
Current Collection Period			(0.0869)%
Three Month Average			(0.2751)%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8999%
Preceding Collection Period			0.9207%
Current Collection Period			0.9386%
Three Month Average			0.9197%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer